Components of Deferred Income Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets
Policyholder reserves	$ 2,058,446	$ 2,057,627
Deferred acquisition costs	41,664	24,850
Deferred financing costs	8,707	10,755
Net operating loss carryforward		7,500
Investments	120,893
Other assets	688	38
Total deferred tax assets	2,230,398	2,100,770
Deferred tax liabilities
Value of business acquired	(86,696)	(81,032)
Amounts recoverable from reinsurers	(2,076,251)	(2,010,157)
Investments		(45,935)
Intangibles	(1,820)	(1,820)
Other liabilities	(591)	(2,558)
Total deferred tax liabilities	(2,165,358)	(2,141,502)
Net deferred tax liability		$ (40,732)
Net deferred tax asset	$ 65,040